UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Crestview Partners GP, L.P.
Address:          667 Madison Avenue
                  10th Floor
                  New York, NY 10065

Form 13F File Number: 28-13638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn Pellicone
Title:   Chief Financial Officer
Phone:   (212) 906-0723

Signature, Place, and Date of Signing:

       /s/ Evelyn Pellicone          New York, New York        November 9, 2011
       --------------------          ------------------        ----------------
           [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------------
Form 13F Information Table Entry Total:          3
                                                 -----------------------
Form 13F Information Table Value Total:          $287,793
                                                 -----------------------
                                                 (thousands)

List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE


     COLUMN 1       COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
 --------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
-------------------------------------------------------------------------------------------------------------------------
CHARTER             COM CL A     16117M305  159,398   3,403,023  SH            SOLE               3,403,023
COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
FBR CAPITAL         COM          30247C301  20,448    8,591,640  SH            SOLE               8,591,640
MARKETS CORP
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD       COM          G6852T105  107,947   2,065,179  SH            SOLE               2,065,179
-------------------------------------------------------------------------------------------------------------------------